STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 334,384	$ 3,807	$ 136,222	$ 58,441	$ (596)	$ (259)	$ 136,769
Balance (in shares) at Dec. 31, 2010		13,596,000
Net income	63,131	0	0	42,962	0	0	20,169
Other Comprehensive income (loss)	(17,449)	0	0	0	(11,699)	0	(5,750)
Stock-based Compensation expenses (Note 12a)	4,623	0	2,120	0	0	0	2,503
Exercise of employees stock options (Note 12a)	0	226	(226)	0	0	0	0
Exercise of employees stock options (Note 12a) (in shares)		543,840
Redemption of shares (Note 12a)	0	(157)	157	0	0	0	0
Redemption of shares (Note 12a) (in shares)	543,840	(543,840)
Non-controlling interests changes due to holding changes, including exercise of employees stock options and repurchase of shares by subsidiaries	(8,144)	0	(537)	0	0	0	(7,607)
Acquisition of non-controlling interests	(5,208)	0	(2,062)	0	0	0	(3,146)
Dividend to Formula's shareholders	(9,731)	0	0	(9,731)	0	0	0
Dividend to non-controlling interests in subsidiaries	(9,418)	0	0	0	0	0	(9,418)
Balance at Dec. 31, 2011	352,188	3,876	135,674	91,672	(12,295)	(259)	133,520
Balance (in shares) at Dec. 31, 2011		13,596,000
Net income	47,484	0	0	24,030	0	0	24,421
Other Comprehensive income (loss)	6,386	0	0	0	5,200	0	1,186
Stock-based Compensation expenses (Note 12a)	4,920	0	1,988	0	0	0	2,932
Non-controlling interests changes due to holding changes, including exercise of employees stock options and repurchase of shares by subsidiaries	(5,806)	0	(1,733)	0	0	0	(4,073)
Acquisition of non-controlling interests	73,313	0	(3,162)	0	0	0	76,475
Non-controlling interest as part of acquisitions	175	0	0	0	0	0	175
Return of prior year Formula's shareholders' dividend withheld tax	76	0	0	76	0	0	0
Dividend to non-controlling interests in subsidiaries	(11,041)	0	0	0	0	0	(11,041)
Balance at Dec. 31, 2012	468,662	3,876	132,767	115,778	(7,095)	(259)	223,595
Balance (in shares) at Dec. 31, 2012		13,596,000
Net income	107,056	0	0	80,985	0	0	24,336
Other Comprehensive income (loss)	13,224	0	0	0	6,279	0	6,945
Stock-based Compensation expenses (Note 12a)	3,978	0	1,988	0	0	0	1,990
Exercise of employees stock options (Note 12a)	3	305	(302)	0	0	0	0
Exercise of employees stock options (Note 12a) (in shares)		1,122,782
Non-controlling interests changes due to holding changes, including exercise of employees stock options and repurchase of shares by subsidiaries	(81,392)	0	(715)	0	0	0	(80,677)
Acquisition of non-controlling interests	(2,790)	0	(1,413)	0	0	0	(1,377)
Non-controlling interest as part of acquisitions	17,706
Dividend to Formula's shareholders	(10,009)	0	0	(10,009)	0	0	0
Dividend to non-controlling interests in subsidiaries	(15,159)	0	0	0	0	0	(15,159)
Balance at Dec. 31, 2013	$ 481,838	$ 4,181	$ 132,325	$ 186,754	$ (816)	$ (259)	$ 159,653
Balance (in shares) at Dec. 31, 2013		14,718,782